Subsequent Events (Annual and Quarter) (Detail) (USD $)	3 Months Ended		9 Months Ended	12 Months Ended		37 Months Ended	9 Months Ended		0 Months Ended					9 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2012 Subsequent Event [Member] Private Placement [Member] 10% Convertible Debentures [Member]	Sep. 30, 2012 Subsequent Event [Member] Aztec [Member] 8% Convertible Note [Member]	Nov. 14, 2012 Subsequent Event [Member] 8% Convertible Debenture [Member]	Oct. 31, 2012 Subsequent Event [Member] 8% Convertible Debenture [Member]	Sep. 01, 2012 Private Placement [Member]	Oct. 17, 2011 Private Placement [Member]	Sep. 01, 2011 Private Placement [Member]	Sep. 30, 2012 Private Placement [Member]	Jun. 14, 2012 Private Placement [Member]
Subsequent Event, Date							Nov. 14, 2012	Nov. 09, 2012
Proceeds from Other Debt								$ 545,958.16
Debt Conversion, Converted Instrument, Shares Issued (in Shares)			28,135,234	28,135,234				3,733,428			22,091,311	1,500,000	22,091,311
Conversion Price Per Share (in Dollars per share)							$ 0.50	$ 0.15				$ 0.0679	$ 1
Date of Commencement of Private Offering							Oct. 24, 2012
Private Placement, Authorized Amount							3,000,000								10,000,000
Debt Conversion, Converted Instrument, Amount				100,000	(100,000)	(344,993)	50,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	6,500,000		6,500,000			6,500,000	12,500							2,945,509	1
Proceeds from Issuance of Private Placement	232,500	186,523	400,022			400,022	50,000							445,000
Debt Instrument, Increase, Additional Borrowings									50,000	65,000
Long-term Debt, Gross									$ 415,000	$ 365,000